Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)
Basis of Presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b)
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

(c)
Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period. Significant accounting estimates include, but not limited to, fair value of share-based compensation awards. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)
Commitment and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(e)
Cash and Cash Equivalents

Cash and cash equivalents consist of cash at bank and highly liquid investments placed with financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash. The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2024	2025
	US$	US$
Financial institutions in the mainland China
—Denominated in Chinese Renminbi (“RMB”)	20,758,937	22,436,172
—Denominated in U.S. Dollar (“USD”)	34,098,908	50,321,290
Total cash and cash equivalents balances held at mainland China financial institutions	54,857,845	72,757,462
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	332,054,790	419,431,849
—Denominated in Hong Kong Dollar (“HKD”)	76,857	176,908
—Denominated in RMB	9,937	10,125
Total cash and cash equivalents balances held at the HK S.A.R. financial institutions	332,141,584	419,618,882
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	2,856,191	3,191,045
—Denominated in USD	89,180,624	27,094,651
—Denominated in RMB	1,273,258	77,918
Total cash and cash equivalents balances held at the UAE financial institutions	93,310,073	30,363,614
Financial institutions in United States
—Denominated in USD	99,836	3,286
Total cash and cash equivalents balances held at the United States financial institutions	99,836	3,286
Financial institutions in Singapore
—Denominated in USD	5,924,674	3,462,459
—Denominated in Singapore Dollar (“SGD”)	97,024	760,419
—Denominated in RMB	794,858	5,897
Total cash and cash equivalents balances held at the Singapore financial institutions	6,816,556	4,228,775
Financial institutions in United Kingdom
—Denominated in USD	1,154,000	—
Total cash and cash equivalents balances held at the United Kingdom financial institutions	1,154,000	—
Total cash and cash equivalents balances held at financial institutions	488,379,894	526,972,019

Cash and cash equivalents, restricted cash and term deposits, with financial institutions in the mainland China, HK S.A.R., United States, Singapore and United Kingdom are insured by the government authorities up to RMB500,000, HKD800,000, US$250,000, SGD100,000 and 120,000 British pound sterling (85,000 British pound sterling prior to December 1, 2025) per bank, respectively. Cash and cash equivalents, restricted cash and term deposits are insured by the government authorities with amounts up to US$4,229,767 and US$3,914,676 as of December 31, 2024 and 2025, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash and term deposits held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the mainland China, HK S.A.R., United Arab Emirates, United States and Singapore with acceptable credit rating.

(f)
Restricted Cash

Cash that is restricted to withdrawal or for use is reported separately on the consolidated balance sheets. The Group’s restricted cash mainly represents deposits restricted for use for certain purposes and restricted deposit used as security against a lawsuit.

(g)
Term Deposits

Term deposits represent deposits placed with banks with original maturities of more than three months but less than one year. The Group’s term deposits as of December 31, 2024 and 2025 were denominated in USD and were deposited at financial institutions in United Kingdom and HK S.A.R..

(h)
Investments

Debt securities

Debt securities consist of held-to-maturity debt securities that the Company has positive intent and ability to hold to maturity, and debt securities measured at fair value under fair value option.

The Company accounts for the held-to-maturity debt security at amortized cost less allowance for credit losses. Credit loss of held-to-maturity debt securities was nil as of December 31, 2024 and 2025. As of December 31, 2024, the fair value of the held-to-maturity debt securities included in short-term investments was US$52,026,000, with gross unrecognized holding gains of US$304,075. As of December 31, 2025, the fair value of the held-to-maturity debt securities included in short-term investments was US$135,192,271, with gross unrecognized holding gains of US$115,007 and gross unrecognized holding losses of US$279,628, respectively. As of December 31, 2024 and 2025, the fair value of the held-to-maturity debt securities included in long-term investments was US$51,213,134 and US$26,150,259, respectively, with gross unrecognized holding gains of US$142,549 and US$338,581 respectively.

The Company elects to apply fair value option for its investments in non-listed notes issued by financial institutions, which were included in short-term investments and long-term investments in the consolidated balance sheets based on their expected maturities. Changes in the fair value of the debt securities are recorded in investment income (loss) in the consolidated statements of comprehensive income.

Debt securities with expected maturity of over one year are classified as long-term investments. Debt securities with expected maturity within one year are classified as short-term investments.

Equity securities

All equity securities with readily determinable fair values, other than those accounted for under equity method of accounting or those that result in consolidation of the investee, are measured at fair value with changes in the fair value recognized through net income.

The Group’s investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, Investments-Equity Method and Joint Ventures (“ASC 323”). The Group’s investments in limited partnerships as a limited partner, in which the Group has more than virtually no influence, are also accounted for under the equity method. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of comprehensive income. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investments on the consolidated balance sheets. The Group evaluates its equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

The Group’s investment in certain private equity fund without readily determinable fair values, over which the Group does not have the ability to exercise significant influence, is accounted for under the existing practical expedient in ASC Topic 820, Fair Value Measurement to estimate the fair value using the net asset value per share of the investment (the “NAV practical expedient”). The investment in such private equity fund is generally redeemable on a quarterly basis.

(h)
Investments (continued)

Equity securities without readily determinable fair values which do not qualify for the NAV practical expedient and over which the Group does not have the ability to exercise significant influence through the investments in common stock, are accounted for under the measurement alternative. The carrying values of equity investments without readily determinable fair values are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized through net income. The Group makes assessment of whether an investment is impaired at each reporting date, and recognizes an impairment loss equal to the difference between the carrying value and fair value through net income. The carrying amount of equity securities without readily determinable fair value were US$1,336,073 and US$1,669,885 as of December 31, 2024 and 2025, respectively. Impairment loss of US$2,509,480, nil and nil were recognized for the years ended December 31, 2023, 2024 and 2025, respectively.

Insurance contract

Investment in insurance contracts is recorded at the amount that could be realized under the insurance contracts as of the balance sheet date. The change in cash surrender or contract value during each period is recorded as investment income (loss) in the consolidated statements of comprehensive income.

(i)
Property and Equipment, Net

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Building	29 years
Electronic equipment and office furniture	3-5 years
Vehicle	4 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. Recoverability of a long-lived asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the carrying value of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized by the amount that the carrying value exceeds the estimated fair value of the asset or asset group. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Assets to be disposed are reported at the lower of carrying amount or fair value less costs to sell, and are no longer depreciated. No impairment of long-lived assets was recognized for the years presented.

(j)
Intangible Asset, Net

Intangible asset represents domain names purchased and trademarks registered, which are stated at cost on the date of acquisition or registration less accumulated amortization.

Intangible asset is amortized using the straight-line method over the estimated useful lives of the asset, as follows:

Category	Estimated Useful Life
Domain names	3-5 years
Trademarks	10 years

(k)
Value Added Taxes

The Company’s PRC subsidiaries and UAE subsidiaries are subject to value added tax (“VAT”). Revenue from providing services is generally subject to VAT at the rate of 6% for PRC subsidiaries and 5% for UAE subsidiaries, respectively. The Group paid to local tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

(l)
Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three‑level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, term deposits, short-term investments, long-term investments, accounts payable, accrued expenses and other current liabilities.

The Group measures money market funds and debt securities measured at fair value under fair value option included in short-term investments and long-term investments at fair value on a recurring basis. The Group values its money market funds using quoted prices in active markets for these investments, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. The fair value of short-term and long-term investments were valued based on price per unit quoted by financial institutions and categorized in Level 2 of the fair value hierarchy.

As of December 31, 2024 and 2025, the carrying values of financial instruments other than the following assets that are measured at fair value and equity securities without readily determinable fair value approximated to their fair values.

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

(l)
Fair Value Measurements (continued)

	Fair value measurement as of December 31, 2024 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2024
	US$	US$	US$	US$
Assets
Cash and cash equivalents:
Money market funds	161,104,715	—	—	161,104,715
Short-term investments:
Debt securities measured at fair value under fair value option	—	19,210,788	—	19,210,788
Long-term investments:
Debt securities measured at fair value under fair value option	—	8,948,600	—	8,948,600
Total	161,104,715	28,159,388	—	189,264,103

	Fair value measurement as of December 31, 2025 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2025
	US$	US$	US$	US$
Assets
Cash and cash equivalents:
Money market funds	322,969,014	—	—	322,969,014
Short-term investments:
Debt securities measured at fair value under fair value option	—	717,186	—	717,186
Long-term investments:
Debt securities measured at fair value under fair value option	—	9,557,200	—	9,557,200
Total	322,969,014	10,274,386	—	333,243,400
(m)
Revenue Recognition

The Group recognizes revenue when control of the promised services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those services.

The revenues of the Group were primarily derived from its online social networking and gaming platform, which provides group chatting and games services through mobile applications.

Group chatting service

The Group provides group chatting service to individual users with free access to the basic functions on the platform. It also provides enhanced experience by sales of virtual items and provision of upgrade service on the platform. The Group has the sole discretion in designing the specifications and establishing pricing of virtual items and upgrade service. Individual user purchases virtual items and upgrade service using the Group’s virtual currencies which are in turn acquired through third party payment platforms.

(m)
Revenue Recognition (continued)

The Group recognizes revenue relating to virtual items at the point-in-time when they are consumed. Upgrade service primarily consists of VIP rights or premium membership in chat rooms over a specified limited service period or the service period the users are registered on the platform. Revenues from the upgrade service with limited service period are recognized ratably over the period the service is made available to the users. Revenues from the upgrade service without any time limits are recognized ratably over the estimated service period of the relevant user groups.

Games service

The Group provides games service to individual users through its mobile game applications. Individual users consume virtual currencies to play a game, purchase virtual items which can be used to enjoy one time privileges in the game, and upgrade service. Each game is completed within several minutes.

The Group charges individual users virtual currencies to play a game, which currently accounts for a small portion of games service revenue. The Group has determined that each of these games represents a distinct performance obligation. The related revenue is recognized over the period of the gameplay which takes several minutes. The Group recognizes revenue relating to virtual items upon consumption. Upgrade service primarily consists of premium rights over the period the users are registered on the platform. Revenues from the upgrade service are recognized ratably over the estimated service period of the relevant user groups.

The estimated service period of upgrade services in both the group chatting service and games service is determined based on the expected service period derived from historical users’ behavioral pattern. This estimate is re-assessed periodically. Adjustments arising from the changes of estimated period of the users are applied prospectively as such changes are resulted from new information indicating a change in the users’ behavior.

Deferred revenue

Virtual currencies are non-refundable and do not have expiration date. Proceeds received from users’ purchase of virtual currencies are recorded as deferred revenue.

Deferred revenue (a contract liability) is recognized when the Group has an obligation to transfer services to a customer for which the Group has received consideration related to the Group’s group chatting and games services from the customer through mobile applications.

The balance of deferred revenue as of January 1, 2023, 2024, and 2025 was US$35,957,485, US$46,558,571 and US$58,081,649, respectively, of which US$35,147,512, US$43,610,021 and US$55,795,948 were recognized as revenue for the years ended December 31, 2023, 2024, and 2025, respectively. US$55,178,093 and US$1,837,543 of the balance of deferred revenue as of December 31, 2025 is expected to be recognized as revenues in 2026 and 2027, respectively.

(n)
Cost of Revenues

Cost of revenues consists primarily of (i) commission fees paid to third party payment platforms, and (ii) staff cost and expenses related to the operations of the mobile platforms.

(o)
Selling and Marketing Expenses

Selling and marketing expenses mainly consist of (i) advertising costs and market promotion expenses, and (ii) staff cost, rental and depreciation related to selling and marketing functions. Advertising costs, which consist primarily of online advertisements, are expensed as incurred. The advertising costs were US$33,769,334, US$23,127,064 and US$30,451,194 for the years ended December 31, 2023, 2024 and 2025, respectively.

(p)
General and Administrative Expenses

General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional service fees; and (iii) other corporate expenses.

(q)
Technology and Product Development Expenses

Technology and product development expenses consist primarily of (i) staff cost, and (ii) related expenses for the employees involved in designing and developing new features for the mobile platforms and self-developed mobile games. All technology and product development expenditures are expensed as incurred.

(r)
Government Grants

Government grants generally consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. The eligibility to receive such benefits and amount of financial subsidy to be granted are determined at the discretion of the relevant government authorities.

Government grants are recognized when there are reasonable assurances that the Group will comply with the conditions attach to them and the grants will be received. Government grants for the purpose of giving immediate financial support to the Group with no future related costs or obligation are recognized in the Group’s consolidated statements of comprehensive income when the grants become receivable.

US$337,355, US$800,160 and US$931,407 were recognized in government grants for the years ended December 31, 2023, 2024, and 2025, respectively. There were no significant commitment or contingencies for the government subsidies received for the years ended December 31, 2023, 2024 and 2025.

(s)
Share-based Compensation

The Group periodically grants share-based awards, mainly including share options to eligible employees and management.

The Group recognizes compensation cost for an equity classified award on a tranche-by-tranche basis. The Group’s equity awards contain service condition. The Group recognized the compensation cost over the requisite service period. The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

(t)
Employee Benefits

The Company’s subsidiaries in mainland China participate in a government mandated, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in mainland China to pay a monthly contribution calculated at a stated contribution rate on the compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits US$7,051,506, US$7,346,797 and US$8,652,046 were recognized for the years ended December 31, 2023, 2024 and 2025, respectively.

(u)
Income Taxes

Current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of comprehensive income in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred income tax assets will not be realized.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re‑assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively.

(v)
Leases

The Group leases premise for offices under non-cancellable operating leases. There were no capital improvement funding, lease concessions or contingent rent in the lease agreements. The Group has no legal or contractual asset retirement obligations at the end of the lease terms.

The Group determines if an arrangement is a lease at inception. The operating lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease terms. The operating lease right-of-use assets are initially measured at cost, which comprises the initial amount of the operating lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease terms for operating leases.

The Group has elected not to recognize operating lease right-of-use assets or operating lease liabilities for leases with an initial term of 12 months or less. Expenses for these leases are recognized on a straight-line basis over the lease term.

(w)
Foreign Currency

The Company’s reporting currency is United States Dollars (“US$”). The functional currency of the Company and its subsidiaries incorporated in UAE, HK S.A.R., Singapore and British Virgin Islands is US$. The functional currency of the Company’s PRC subsidiaries and Saudi Arabia subsidiary is RMB and Saudi Riyal (“SAR”), respectively.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded in general and administrative expenses in the consolidated statements of comprehensive income.

The financial statements of the Company’s PRC subsidiaries and Saudi Arabia subsidiary are translated from the functional currency to reporting currency, US$. Assets and liabilities are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings or deficits generated in the current period are translated into US$ using the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the consolidated statements of comprehensive income, and the accumulated foreign currency translation adjustments are recorded in accumulated other comprehensive loss as a component of consolidated statements of changes in equity.

(x)
Concentration and Risk

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two, three and three third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
A	32%	22%	22%
B	24%	25%	27%
C	*	24%	21%

* represents less than 10%

(y)
Earnings per Share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such share would be anti-dilutive.

(z)
Treasury Stock

The Group accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in treasury stock on the consolidated balance sheets. At retirement of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is charged to retained earnings. Upon reissuance of the treasury stock, the gains on the reissuance of treasury stock are credited to additional paid-in capital, and the losses on the reissuance are debited to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included in additional paid-in capital, with excess loss charged to retained earnings.

(aa)
Segment Reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s Chief Executive Officer does not segregate the Group’s business by product or service lines. Management has determined that the Group has one operating segment, which is the social networking and entertainment platform.

The CODM assesses performance and decides how to allocate resources based on consolidated net income as reported in the consolidated statements of comprehensive income. There are no other expense categories regularly provided to the CODM that are not already included in the consolidated statements of comprehensive income. The measure of segment assets is reported on the balance sheets as total consolidated assets.

(bb)
Geographic Information

Long-lived assets consist of property and equipment, operating lease right-of-use assets, intangible asset and other assets. The geographic information for long-lived assets of the Group’s as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	US$	US$
Domestic component
UAE	369,258	970,025
Foreign components
Mainland China	15,141,941	14,539,686
HK S.A.R.	18,113	383,086
Cayman Islands	700,000	460,000
Saudi Arabia	—	1,126,554
Singapore	—	378,470
Total long-lived assets	16,229,312	17,857,821

(cc)
Statutory Reserve

In accordance with the PRC Company Laws, the PRC subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies. The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation. As of December 31, 2024 and 2025, the statutory reserve of the Company’s PRC subsidiaries was US$2,985,659 and US$3,866,884, respectively.

UAE Company Laws requires 5% of the UAE subsidiaries’ annual net profits to be set aside as a statutory reserve. This allocation may be suspended by a shareholders’ decision once the reserve has reached an amount equal to 50% of the share capital of the company. As of December 31, 2024 and 2025, the statutory reserve of the Company’s UAE subsidiaries was US$138,384.

(dd)
Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740), Improvements to Income Tax Disclosures, which requires disaggregated information about the effective tax rate reconciliation as well as information on income taxes paid. The guidance is effective for the Company for annual periods beginning January 1, 2025, with early adoption permitted. The Company adopted this ASU on January 1, 2025 prospectively. See Note 12 for further details.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03), which requires additional disclosures about the nature of expenses included in the income statement, such as purchases of inventory, employee compensation and depreciation. ASU 2024-03 will be effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The amendments in this update establish authoritative guidance on the recognition, measurement, presentation, and disclosure of government grants. This update is effective for annual periods beginning after December 15, 2028, including interim periods within those annual reporting years, with early adoption permitted. The Company is currently evaluating the impact of adopting the standard on its consolidated financial statements and related disclosures.